EQUITY (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of equity [Line Items]
Begining Balances	S/ 1,209,731	S/ 762,695	S/ 1,023,386
Increase (Decrease) in net unrealized gains on Available-for-sale investments	873,868	554,869	(323,348)
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	(517,006)	(75,444)	(191,716)
Transfer of the impairment loss on Available-for-sale investments to profit or loss Note 6(c)	766	14,459	(55,647)
Change in net unrealized gains on cash flow hedges, Note 12(b)(ii)	(59,709)	(16,724)	50,273
Transfer of net realized losses on cash flow hedges to profit or loss, Note 12(b)(ii)	2,278	(3,676)	(11,160)
Foreign exchange translation	(54,227)	(26,571)	270,907
Ending Balances	1,455,594	1,209,731	762,695
Other reserves [Member]
Disclosure of equity [Line Items]
Begining Balances	1,209,731	762,695	1,023,386
Increase (Decrease) in net unrealized gains on Available-for-sale investments	873,868	554,869	(323,348)
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	(517,006)	(75,444)	(191,716)
Transfer of the impairment loss on Available-for-sale investments to profit or loss Note 6(c)	766	14,459	(55,647)
Change in net unrealized gains on cash flow hedges, Note 12(b)(ii)	(59,709)	(16,724)	50,273
Transfer of net realized losses on cash flow hedges to profit or loss, Note 12(b)(ii)	2,278	(3,676)	(11,160)
Foreign exchange translation	(54,334)	(26,448)	270,907
Ending Balances	1,455,594	1,209,731	762,695
Reserve for available-for-sale investments [member] | Other reserves [Member]
Disclosure of equity [Line Items]
Begining Balances	1,146,788	652,904	1,223,615
Increase (Decrease) in net unrealized gains on Available-for-sale investments	873,868	554,869	(323,348)
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	(517,006)	(75,444)	(191,716)
Transfer of the impairment loss on Available-for-sale investments to profit or loss Note 6(c)	766	14,459	(55,647)
Change in net unrealized gains on cash flow hedges, Note 12(b)(ii)	0	0	0
Transfer of net realized losses on cash flow hedges to profit or loss, Note 12(b)(ii)	0	0	0
Foreign exchange translation	0	0	0
Ending Balances	1,504,416	1,146,788	652,904
Reserve for cash flow hedges [member] | Other reserves [Member]
Disclosure of equity [Line Items]
Begining Balances	24,650	45,050	5,937
Increase (Decrease) in net unrealized gains on Available-for-sale investments	0	0	0
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	0	0	0
Transfer of the impairment loss on Available-for-sale investments to profit or loss Note 6(c)	0	0	0
Change in net unrealized gains on cash flow hedges, Note 12(b)(ii)	(59,709)	(16,724)	50,273
Transfer of net realized losses on cash flow hedges to profit or loss, Note 12(b)(ii)	2,278	(3,676)	(11,160)
Foreign exchange translation	0	0	0
Ending Balances	(32,781)	24,650	45,050
Foreign exchange translation [member] | Other reserves [Member]
Disclosure of equity [Line Items]
Begining Balances	38,293	64,741	(206,166)
Increase (Decrease) in net unrealized gains on Available-for-sale investments	0	0	0
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	0	0	0
Transfer of the impairment loss on Available-for-sale investments to profit or loss Note 6(c)	0	0	0
Change in net unrealized gains on cash flow hedges, Note 12(b)(ii)	0	0	0
Transfer of net realized losses on cash flow hedges to profit or loss, Note 12(b)(ii)	0	0	0
Foreign exchange translation	(54,334)	(26,448)	270,907
Ending Balances	S/ (16,041)	S/ 38,293	S/ 64,741